Stock Options - Schedule of Stock Option Valuation Assumptions (Details) (CAD)	12 Months Ended
Apr. 30, 2012
Notes to Financial Statements
Volatility rate	420.78%
Risk-free interest rate	2.23%
Dividend yield rate	0.00%
Weighted average life	10 years
Weighted average fair value per option granted	0.02